WARRANTY LIABILITIES	6 Months Ended
Dec. 31, 2017
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 6 -	WARRANTY LIABILITIES

Six Months Ended
December 31, 2017

Beginning balance at June 30, 2017(Audited)	$7,632
Expense accrued	2,617
Expense incurred	(1,783)
Translation adjustment	312
$8,778
Less: current portion of warranty liabilities (Unaudited)	(6,136)
Long-term warranty liabilities (Unaudited)	$2,642